Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Summary of Accounts Receivables And Related Allowance For Doubtful Accounts
Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2018	2019
	RMB	RMB	US$
Accounts receivable	86,513,830	148,562,946	21,339,732
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	86,513,830	148,562,946	21,339,732